Share Capital (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of warrant activity
	Warrants at Exercise Price of $4.50	Warrants at Exercise Price of $7.20	Warrants at Exercise Price of $9.00	Total Warrants
Balance on January 1, 2023	137,889	344,080	19,291	501,259
Issued 2023	–	–	35,738	35,738
Expired during 2023	113,369	296,561	4,107	414,036
Exercised during 2023	24,520	47,519	–	72,039
Outstanding on December 31, 2023	–	–	50,922	50,922
Issued during Jan - Sep 2024	–	–	–	–
Expired during Jan- Sep 2024	–	–	35,660	35,660
Exercised during Jan - Sep 2024	–	–	–	–
Outstanding on September 30, 2024	–	–	15,262	15,262

Schedule of option activity
	Number of Options	Exercise Price Range	Weighted-Average Exercise Price
Options outstanding on December 31, 2023 (1)	10,714,670	$0.024-2.22	$0.858
Granted	3,636,729	0.024-2.70	2.64
Canceled	33,594	2.16	2.16
Exercised	2	1.86	1.86
Options outstanding on September 30, 2024	14,317,803	$0.024-2.70	$1.32